Fair Values of Company's Pension Plans Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	¥ 448,736		¥ 460,090		¥ 457,208
Japanese Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	60,630		65,216
Japanese Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	386,959		393,835
Japanese Plans | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,147		1,039
Japanese Plans | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	37,875	[1]	50,177	[2]
Japanese Plans | Japanese Companies Equity Securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	37,875	[1]	50,177	[2]
Japanese Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	4,804		5,352
Japanese Plans | Foreign Corporate Equity Securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	4,804		5,352
Japanese Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	82,380	[3]	90,597	[3]
Japanese Plans | Pooled Equity Securities Funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	82,380	[3]	90,597	[3]
Japanese Plans | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	17,951	[4]	9,687	[5]
Japanese Plans | Government Bonds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	17,951	[4]	9,687	[5]
Japanese Plans | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	864		323
Japanese Plans | Municipal Bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	864		323
Japanese Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,170		6,518
Japanese Plans | Corporate Bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,170		6,518
Japanese Plans | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	190,832	[6]	194,286	[7]
Japanese Plans | Pooled Debt Securities Funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	190,832	[6]	194,286	[7]
Japanese Plans | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	4,842		1,980
Japanese Plans | Mortgage and Asset Backed Securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	4,842		1,980
Japanese Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	92,700		91,610
Japanese Plans | Life Insurance Company General Accounts | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	92,700		91,610
Japanese Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,318		9,560
Japanese Plans | Other Assets | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	7,171		8,521
Japanese Plans | Other Assets | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,147		1,039
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	192,033		197,835		75,058
Foreign Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	6,105		5,548
Foreign Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	185,928		192,287
Foreign Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	3,779		3,474
Foreign Plans | Foreign Corporate Equity Securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	3,779		3,474
Foreign Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	47,779	[3]	80,666	[3]
Foreign Plans | Pooled Equity Securities Funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	47,779	[3]	80,666	[3]
Foreign Plans | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	2,326	[4]	2,074	[5]
Foreign Plans | Government Bonds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	2,326	[4]	2,074	[5]
Foreign Plans | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	19
Foreign Plans | Municipal Bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	19
Foreign Plans | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	92,653	[6]	104,650	[7]
Foreign Plans | Pooled Debt Securities Funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	92,653	[6]	104,650	[7]
Foreign Plans | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	2,726		232
Foreign Plans | Mortgage and Asset Backed Securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	2,726		232
Foreign Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	42,751		6,739
Foreign Plans | Other Assets | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	¥ 42,751		¥ 6,739

[1]	The plan's equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,129 million.
[2]	The plan's equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,044 million.
[3]	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
[4]	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds.
[5]	This class includes approximately 50% Japanese government bonds and 50% foreign government bonds.
[6]	These funds invest in approximately 75% Japanese government bonds, 15% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans.
[7]	These funds invest in approximately 60% Japanese government bonds, 20% foreign government bonds, 10% Japanese municipal bonds, and 10% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans